Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
Note 11. Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2019	Ps. 88,362	Ps. 23,729	Ps. 1,054	Ps. 6,023	Ps. 777	Ps. 666	Ps. 120,611
Purchases	—	—	—	100	334	263	697
Acquisition from business combinations	(2,887)	2,903	153	(6)	—	(185)	(22)
Systems Development	—	—	—	398	(399)	1	—
Transfer of completed development systems	—	—	—	—	—	—	—
Disposals	—	—	—	(17)	—	—	(17)
Effect of movements in exchange rates	(3,475)	(799)	(42)	(68)	(22)	13	(4,393)
Changes in value on the recognition of inflation effects	—	—	—	—	—	(6)	(6)
Cost as of December 31, 2019	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Balance as of January 1, 2020	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Purchases	—	—	—	43	198	48	289
Acquisition from business combinations	—	—	—	—	—	—	—
Transfer of completed development systems	—	—	—	374	(665)	291	—
Disposals	—	—	(25)	(41)	(6)	(371)	(443)
Effect of movements in exchange rates	(4,604)	(2,402)	8	(97)	(41)	(21)	(7,157)
Changes in value on the recognition of inflation effects	—	—	—	—	—	38	38
Cost as of December 31, 2020	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Balance as of January 1, 2021	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Purchases	—	—	135	370	673	113	1,291
Transfer of completed development systems	—	—	—	255	(469)	214	—
Disposals	—	—	(3)	—	—	—	(3)
Effect of movements in exchange rates	(1,257)	(522)	(88)	(374)	(5)	(24)	(2,270)
Changes in value on the recognition of inflation effects	—	—	—	—	—	62	62
Cost as of December 31, 2021	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization

Balance as of January 1, 2019	(745)	—	—	(3,025)	—	(37)	(3,807)
Amortization expense	—	—	—	(819)	—	(243)	(1,062)
Disposals	—	—	—	17	—	—	17
Effect of movements in exchange rate	—	—	—	52	—	9	61
Changes in value on the recognition of inflation effects	—	—	—	(30)	—	1	(29)
Balance as of December 31, 2019	Ps. (745)	Ps. —	Ps. —	Ps. (3,805)	Ps. —	Ps. (270)	Ps. (4,820)
Amortization expense	—	—	—	(703)	—	(317)	(1,020)
Disposals	—	—	—	20	—	48	68
Effect of movements in exchange rate	—	—	—	164	—	11	175
Changes in value on the recognition of inflation effects	—	—	—	(29)	—	—	(29)
Balance as of December 31, 2020	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)
Amortization expense	—	—	—	(594)	—	(294)	(888)
Disposals	—	—	—	—	—	—	—
Effect of movements in exchange rate	—	—	—	53	—	10	63
Changes in value on the recognition of inflation effects - amortization	—	—	—	(52)	—	—	(52)
Balance as of December 31, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)

Balance as of December 31, 2019	Ps. 81,255	Ps. 25,833	Ps. 1,165	Ps. 2,625	Ps. 690	Ps. 482	Ps. 112,050
Balance as of December 31, 2020	Ps. 76,651	Ps. 23,431	Ps. 1,148	Ps. 2,356	Ps. 176	Ps. 209	Ps. 103,971
Balance as of December 31, 2021	Ps. 75,394	Ps. 22,909	Ps. 1,192	Ps. 2,014	Ps. 375	Ps. 290	Ps. 102,174

The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 10 years.
For the year ended December 31, 2021, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 15, Ps.108 and Ps. 765, respectively.
For the year ended December 31, 2020, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 22, Ps.154 and Ps.844, respectively.
For the year ended December 31, 2019, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 26, Ps.245 and Ps. 791, respectively.
Impairment Tests for Cash-Generating Units Containing Goodwill and Distribution Rights
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2021	2020
Mexico	Ps. 56,352	Ps. 56,352
Guatemala	1,735	1,755
Nicaragua	438	433
Costa Rica	1,407	1,425
Panama	1,238	1,200
Colombia	3,798	4,414
Brazil	30,608	31,741
Argentina	395	312
Uruguay	2,332	2,450
Total	Ps. 98,303	Ps. 100,082

Goodwill and distribution rights are tested for impairments annually. The recoverable amounts of the CGUs are based on value-in-use calculations. Value in use was determined by discounting the future cash flows generated from the continuing use of the CGU.

The foregoing forecasts reflect the outcomes that the Company consider most likely to occur based on the current situation of each of the CGUs including the macroeconomic situation in each CGU including the remaining impacts of the COVID-19 pandemic which has heightened the inherent uncertainty in such estimations, the foregoing forecasts could differ from the results obtained over time.
The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected flows.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.
The estimated discount rates to perform, the impairment test for each CGU considers market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the business that are similar to those of the Company.
The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flows. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•    Cash flows were projected based on actual operating results and the five-years business plan.
•    A WACC per each CGU was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes, size premium adjustment.
The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2022-2026	Expected Volume Growth Rates 2022-2026
Mexico	6.8%	4.9%	3.7%	2.8%
Brazil	9.1%	5.8%	3.3%	7.7%
Colombia	8.7%	5.8%	3.0%	8.4%
Argentina	19.7%	14.5%	35.9%	5.4%
Guatemala	7.9%	6.1%	4.2%	10.7%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Uruguay	8.5%	6.1%	5.0%	4.0%

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2021-2030	Expected Volume Growth Rates 2021-2030
Mexico	7.4%	5.3%	3.9%	2.0%
Brazil	9.1%	6.0%	3.0%	2.4%
Colombia	11.0%	7.3%	2.8%	4.1%
Argentina	26.3%	20.4%	30.1%	3.9%
Guatemala	10.6%	8.3%	3.1%	6.8%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Uruguay	9.9%	7.1%	7.8%	2.0%
Sensitivity to Changes in Assumptions
As of December 31, 2021, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	0.2%	-1.0%	Passes by 6.8x
Brazil	0.2%	-1.0%	Passes by 2.7x
Colombia	0.2%	-1.0%	Passes by 4.2x
Argentina	0.8%	-1.0%	Passes by 10.0x
Guatemala	0.2%	-1.0%	Passes by 54.5x
Costa Rica	0.4%	-1.0%	Passes by 3.1x
Nicaragua	0.5%	-1.0%	Passes by 1.0x
Panama	0.1%	-1.0%	Passes by 8.2x
Uruguay	0.1%	-1.0%	Passes by 4.4x

(1)     Compound Annual Growth Rate (CAGR)
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.